Cash And Cash Equivalents - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 61,134,000	$ 85,543,000	$ 122,293,000	$ 194,471,000
Interest on cash and cash equivalents	2,841,000	4,217,000
Canadian Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	65,000	156,000
US Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	59,152,000	85,289,000
Argentina, Pesos
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	1,872,000	98,000
Swiss Francs
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 45,000	$ 0